Income and other taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Abstract]
Deferred tax asset	$ (27,433)	$ 0
Deferred tax liability	81,518	74,072
Total deferred tax liability (asset)	$ 54,085	$ 74,072	$ 68,939